UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04015
Investment Company Act File Number
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place Boston, MA 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place Boston, MA 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
September 30, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance AMT-Free Municipal Income Fund
Eaton Vance Large-Cap Core Research Fund
Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax-Managed Growth Fund 1.2
Parametric Structured Commodity Strategy Fund

Eaton Vance
AMT-Free Municipal Income Fund
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 111.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Bond Bank — 3.2%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,341,134
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,785,031
New York, NY, Enviornmental Facilities Corp., 5.00%, 10/15/35	100	108,948
New York, NY, Enviornmental Facilities Corp., 5.00%, 10/15/35(1)	9,900	10,785,852

		$14,020,965

Education — 9.0%
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	$9,990	$10,666,123
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36(2)	11,000	12,627,230
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,565,758
New York Dormitory Authority, (Vassar College), 4.25%, 7/1/39	3,730	3,678,899
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,660,356
Oregon Facilities Authority, (Reed College), 4.75%, 7/1/32	130	138,966
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,390,513
University of Virginia, 5.00%, 6/1/40	4,475	4,883,523

		$39,611,368

Electric Utilities — 4.3%
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	$3,520	$3,918,816
Sam Rayburn, TX, Municipal Power Agency, 6.00%, 10/1/21	2,000	2,044,580
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,535,360
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	5,534,617

		$19,033,373

Escrowed/Prerefunded — 3.1%
Foothill/Eastern, CA, Transportation Corridor Agency, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,088,200
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	4,624,020

		$13,712,220

General Obligations — 13.3%
Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	$2,350	$897,066
Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	5,880	2,110,979
Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	11,100	3,818,289
Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	9,125	2,864,246
Clark County, NV, 5.00%, 6/1/38(1)	10,000	10,428,100
Dallas, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/31	2,095	2,255,624
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/24	1,425	880,764
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	3,700	2,160,319
Honolulu City and County, HI, 5.25%, 8/1/33	1,245	1,403,376
Honolulu City and County, HI, 5.25%, 8/1/34	1,525	1,713,643
Newton, MA, 5.00%, 4/1/39	1,610	1,767,587
Port Authority of Houston, TX, (Harris County), 5.00%, 10/1/39(3)	2,500	2,758,000
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,565	967,295
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	1,605	937,111
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	1,615	893,547
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,700	8,339,716
South Carolina, 3.25%, 8/1/30	3,285	3,135,105
Texas, (Transportation Commission-Mobility Fund), 4.50%, 4/1/33	4,560	4,668,209
Washington, 5.25%, 2/1/36(1)	6,000	6,740,820

		$58,739,796

1

	Principal
	Amount
Security	(000’s omitted)	Value
Health Care-Miscellaneous — 1.3%
New Jersey Health Care Facilities Financing Authority, (Community Hospital Group, Inc.), 5.75%, 10/1/31	$3,970	$4,271,403
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	135	136,921
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	100	101,423
Suffolk County, NY, Industrial Development Agency, Civic Facility Revenue, (Alliance of Long Island Agencies), Series A, Class E, 7.50%, 9/1/15	100	101,423
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	138	137,740
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	487	486,094
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	580	578,683

		$5,813,687

Hospital — 14.3%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$3,060	$3,030,287
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,460,867
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,342,236
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,465	2,467,933
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	2,530	2,524,080
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	110	105,637
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,080	946,350
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	950	916,912
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,480	6,615,173
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,327,976
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	7,989,494
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	5,694,633
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	2,490	519,563
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	10,410	1,697,351
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	4,150	4,247,898
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	842,666
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	690	642,632
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	4,350	4,142,070
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	1,908,921
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,870	2,901,513
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,394,162
Oneida County, NY, Industrial Development Agency, (St. Elizabeth’s Medical Center), 5.75%, 12/1/19	1,575	1,574,969
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,067,950

		$63,361,273

Housing — 1.4%
Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$1,475	$1,477,242
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	1,090	1,114,329
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	2,500	2,745,075
North Little Rock, AR, Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	830	830,473
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(5)	285	153,903

		$6,321,022

Industrial Development Revenue — 1.5%
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), 4.95%, 5/15/33	$3,500	$3,445,015
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	615	614,920

2

	Principal
	Amount
Security	(000’s omitted)	Value
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	$2,670	$2,744,680

		$6,804,615

Insured-Education — 0.5%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,111,865

		$2,111,865

Insured-Electric Utilities — 1.6%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,078,067
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	2,865	1,173,246

		$7,251,313

Insured-General Obligations — 1.4%
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	$4,285	$4,281,186
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,865	1,716,453

		$5,997,639

Insured-Hospital — 1.7%
Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,650	$5,906,463
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/42	1,835	1,775,803

		$7,682,266

Insured-Lease Revenue/Certificates of Participation — 1.5%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$2,297,683
Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	4,540	4,168,401

		$6,466,084

Insured-Other Revenue — 1.3%
Golden State Tobacco Securitization Corp., CA, (AGC), 5.00%, 6/1/45	$3,730	$3,652,379
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	10,600	2,303,910

		$5,956,289

Insured-Special Tax Revenue — 7.9%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$12,960	$11,044,253
Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	3,480	2,744,467
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,000	6,904,560
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	2,565	2,883,522
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,043,666
New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,050	3,001,719
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	6,900	1,513,239
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	29,325	2,104,949
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	10,755	1,443,213
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,015	2,152,378

		$34,835,966

Insured-Transportation — 6.0%
Alabama Port Authority, (NPFG), 4.50%, 10/1/36	$2,350	$2,249,632
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	20,000	5,645,000
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	5,050	5,119,185
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	983,842
Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	2,950	2,924,659
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,209,187
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	7,885	5,110,032
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	3,755	1,061,463

3

	Principal
	Amount
Security	(000’s omitted)	Value
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.75%, 8/15/38	$2,400	$2,404,992

		$26,707,992

Insured-Water and Sewer — 2.8%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,305	$4,608,459
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	6,600	7,154,598
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), (AGM), 5.00%, 6/15/35	700	731,276

		$12,494,333

Nursing Home — 0.9%
Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$955	$955,439
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	910	910,810
Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.60%, 4/1/24	2,000	1,991,260

		$3,857,509

Other Revenue — 5.8%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,175	$1,226,300
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,320	1,386,871
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	720	755,366
Buckeye Tobacco Settlement Financing Authority, OH, 5.875%, 6/1/47	2,365	1,660,159
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,220	997,069
Golden State Tobacco Securitization Corp., CA, 5.30%, (0.00% until 12/1/12), 6/1/37	955	608,813
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	5,455	3,857,940
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(4)	1,000	905,200
New York, NY, Transitional Finance Authority, (Building Aid), 4.50%, 1/15/38	685	686,260
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,287,330
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	175	172,223
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	740	679,727
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	150	132,125
Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	285	232,714
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	2,463,059
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	2,390	1,671,112

		$25,722,268

Senior Living/Life Care — 3.0%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$3,300	$2,797,905
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,885	1,830,957
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,990	2,866,902
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,257,882
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,766,440
Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,005	1,004,467
North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(6)	1,480	737,647
St. Paul, MN, Housing and Redevelopment Authority, (Care Institute, Inc. - Highland), 8.75%, 11/1/24(7)	980	831,736

		$13,093,936

Special Tax Revenue — 9.9%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,443,862
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	763,284
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,250	889,762
Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,000	1,006,230
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,417,215
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	11,014,380
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	5,000	5,475,000
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	6,235	7,078,720
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	7,820	8,105,039

4

	Principal
	Amount
Security	(000’s omitted)	Value
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, (0.00% to 11/1/13), 5/1/36	$1,335	$635,807
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,205	896,255
Tiverton, RI, Special Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	850	836,477

		$43,562,031

Transportation — 12.8%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$420,304
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,672,527
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	5,909,050
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,422,982
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,258,720
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,070	1,119,027
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	645	686,603
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	8,823,720
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	5,000	5,289,900
Port Authority of New York and New Jersey, 5.25%, 7/15/36	3,595	4,028,054
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	3,812,165
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,200,252
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	10,965,900

		$56,609,204

Water and Sewer — 3.4%
Massachusetts Water Resources Authority, 4.00%, 8/1/46	$3,075	$2,994,712
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/39	395	413,569
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)	6,855	7,842,394
Portland, OR, (Water System), 5.00%, 5/1/35	3,265	3,622,909

		$14,873,584

Total Tax-Exempt Investments — 111.9% (identified cost $475,184,548)		$494,640,598

Other Assets, Less Liabilities — (11.9)%		$(52,489,535)

Net Assets — 100.0%		$442,151,063

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At September 30, 2011, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	22.8%
		California	13.5%
		Texas	10.3%
		Massachusetts	10.2%
		Others, representing less than 10% individually	55.1%

5

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2011, 22.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 7.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts or residual interest bond transactions. The aggregate value of such collateral is $3,414,180.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2011, the aggregate value of these securities is $3,778,829 or 0.9% of the Fund’s net assets.

(5)	Defaulted bond.

(6)	Security is in default and making only partial interest payments.

(7)	Security is in default with respect to scheduled principal payments.

A summary of open financial instruments at September 30, 2011 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/11	325 U.S. 10-Year Treasury Note	Short	$(41,944,718)	$(42,280,469)	$(335,751)
12/11	182 U.S. 30-Year Treasury Bond	Short	(24,676,308)	(25,957,750)	(1,281,442)

					$(1,617,193)

Interest Rate Swaps

		Annual
	Notional	Fixed Rate	Floating Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
Bank of America	$13,275,000	3.256%	3-month USD- LIBOR-BBA	November 11, 2011/ November 11, 2041	$(1,559,989)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At September 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $3,177,182.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$415,165,248

Gross unrealized appreciation	$34,251,508
Gross unrealized depreciation	(15,621,158)

Net unrealized appreciation	$18,630,350

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$494,640,598	$—	$494,640,598

Total Investments	$—	$494,640,598	$—	$494,640,598

Liability Description

Futures Contracts	$(1,617,193)	$—	$—	$(1,617,193)
Interest Rate Swaps	—	(1,559,989)	—	(1,559,989)

Total	$(1,617,193)	$(1,559,989)	$—	$(3,177,182)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance
Tax-Managed Growth Fund 1.1
September 30, 2011 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2011, the value of the Fund’s investment in the Portfolio was $1,064,316,863 and the Fund owned 14.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance
Tax-Managed Growth Fund 1.2
September 30, 2011 (Unaudited)

Eaton Vance Tax-Managed Growth Fund 1.2 (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2011, the value of the Fund’s investment in the Portfolio was $421,340,724 and the Fund owned 5.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Growth Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Aerospace & Defense — 4.0%
Boeing Co. (The)	969,567	$58,668,499
General Dynamics Corp.	473,021	26,910,165
Honeywell International, Inc.	290,022	12,734,866
Huntington Ingalls Industries, Inc.(1)	7,222	175,711
Lockheed Martin Corp.	19,800	1,438,272
Northrop Grumman Corp.	43,336	2,260,406
Precision Castparts Corp.	4,749	738,280
Raytheon Co.	53,403	2,182,581
Rockwell Collins, Inc.	166,153	8,766,232
Textron, Inc.	33,277	587,006
United Technologies Corp.	2,675,331	188,236,289

		$302,698,307

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	2,207	$151,113
FedEx Corp.	422,142	28,570,571
United Parcel Service, Inc., Class B	417,670	26,375,860

		$55,097,544

Auto Components — 0.3%
Johnson Controls, Inc.	748,121	$19,727,951

		$19,727,951

Automobiles — 0.0%(2)
Daimler AG	17,284	$766,545
Harley-Davidson, Inc.	800	27,464

		$794,009

Beverages — 5.8%
Brown-Forman Corp., Class A	35,140	$2,388,114
Brown-Forman Corp., Class B	131,607	9,230,915
Coca-Cola Co. (The)	2,677,888	180,918,113
Coca-Cola Enterprises, Inc.	31,501	783,745
Molson Coors Brewing Co., Class B	186,000	7,367,460
PepsiCo, Inc.	3,864,414	239,207,227

		$439,895,574

Biotechnology — 2.2%
Amgen, Inc.	2,822,186	$155,079,121
Biogen Idec, Inc.(1)	3,543	330,030
Gilead Sciences, Inc.(1)	246,207	9,552,832

		$164,961,983

Capital Markets — 3.3%
Ameriprise Financial, Inc.	289,681	$11,401,844
Bank of New York Mellon Corp. (The)	849,627	15,794,566
Charles Schwab Corp. (The)	718,360	8,095,917
E*TRADE Financial Corp.(1)	4,593	41,842
Franklin Resources, Inc.	539,468	51,594,720
Goldman Sachs Group, Inc. (The)	520,182	49,183,208
Legg Mason, Inc.	96,941	2,492,353
Morgan Stanley	2,553,652	34,474,302
Northern Trust Corp.	709,098	24,804,248
State Street Corp.	759,119	24,413,267
T. Rowe Price Group, Inc.	492,243	23,514,448

Security	Shares	Value
UBS AG(1)	29,488	$337,048
Waddell & Reed Financial, Inc., Class A	273,635	6,843,612

		$252,991,375

Chemicals — 1.4%
Air Products and Chemicals, Inc.	7,660	$584,994
Ashland, Inc.	30,391	1,341,459
Dow Chemical Co. (The)	152,627	3,428,003
E.I. Du Pont de Nemours & Co.	926,521	37,033,044
Ecolab, Inc.	483,814	23,653,667
Monsanto Co.	492,901	29,593,776
PPG Industries, Inc.	109,400	7,730,204
Sigma-Aldrich Corp.	30,427	1,880,084

		$105,245,231

Commercial Banks — 2.7%
Bank of Montreal	52,893	$2,954,074
BB&T Corp.	909,195	19,393,129
Comerica, Inc.	209,267	4,806,863
Fifth Third Bancorp	978,637	9,884,234
HSBC Holdings PLC	220,592	1,681,558
HSBC Holdings PLC ADR	35,973	1,368,413
KeyCorp	111,353	660,323
M&T Bank Corp.	17,293	1,208,781
PNC Financial Services Group, Inc.	131,464	6,335,250
Regions Financial Corp.	216,147	719,770
Royal Bank of Canada	148,562	6,792,255
Societe Generale	484,526	12,683,812
SunTrust Banks, Inc.	269,585	4,839,051
Synovus Financial Corp.	10,960	11,727
Toronto-Dominion Bank	17,915	1,271,069
Trustmark Corp.	102,713	1,864,241
U.S. Bancorp	2,649,647	62,372,691
Wells Fargo & Co.	2,604,951	62,831,418
Zions Bancorporation	38,805	545,986

		$202,224,645

Commercial Services & Supplies — 0.1%
Cintas Corp.	57,317	$1,612,900
Pitney Bowes, Inc.	15,870	298,356
Waste Management, Inc.	108,828	3,543,440

		$5,454,696

Communications Equipment — 2.9%
Cisco Systems, Inc.	2,774,691	$42,979,963
Juniper Networks, Inc.(1)	109,780	1,894,803
Motorola Mobility Holdings, Inc.(1)	44,378	1,676,601
Motorola Solutions, Inc.	50,718	2,125,084
Nokia Oyj ADR	192	1,087
QUALCOMM, Inc.	3,216,865	156,436,145
Telefonaktiebolaget LM Ericsson, Series B ADR	1,750,000	16,712,500

		$221,826,183

Computers & Peripherals — 3.8%
Apple, Inc.(1)	403,206	$153,694,063
Dell, Inc.(1)	3,911,409	55,346,437
EMC Corp.(1)	2,586,992	54,300,962
Hewlett-Packard Co.	305,973	6,869,094
Lexmark International, Inc., Class A(1)	9,624	260,137
NetApp, Inc.(1)	417,589	14,172,971

		$284,643,664

Security	Shares	Value
Construction Materials — 0.0%(2)
Vulcan Materials Co.	22,102	$609,131

		$609,131

Consumer Finance — 0.8%
American Express Co.	857,420	$38,498,158
Capital One Financial Corp.	80,225	3,179,317
Discover Financial Services	830,375	19,048,802
SLM Corp.	10,200	126,990

		$60,853,267

Distributors — 0.1%
Genuine Parts Co.	188,424	$9,571,939

		$9,571,939

Diversified Consumer Services — 0.0%(2)
Ascent Media Corp., Class A(1)	755	$29,687
H&R Block, Inc.	22,181	295,229

		$324,916

Diversified Financial Services — 1.7%
Bank of America Corp.	2,405,069	$14,719,022
CBOE Holdings, Inc.	40,000	978,800
Citigroup, Inc.	4,697	120,337
CME Group, Inc.	22,581	5,563,958
ING Groep NV ADR(1)	191,170	1,347,749
IntercontinentalExchange, Inc.(1)	13,162	1,556,538
JPMorgan Chase & Co.	3,201,063	96,416,018
Moody’s Corp.	179,602	5,468,881

		$126,171,303

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	345,624	$9,857,196
CenturyLink, Inc.	4,871	161,327
Deutsche Telekom AG ADR	50,092	587,579
Frontier Communications Corp.	33,312	203,536
Telefonos de Mexico SA de CV ADR	283,026	4,231,239
Verizon Communications, Inc.	380,097	13,987,570
Windstream Corp.	70,866	826,298

		$29,854,745

Electric Utilities — 0.1%
Duke Energy Corp.	47,340	$946,327
Exelon Corp.	9,202	392,097
Southern Co.	68,451	2,900,269

		$4,238,693

Electrical Equipment — 1.2%
Emerson Electric Co.	2,026,689	$83,722,523
Rockwell Automation, Inc.	125,000	7,000,000

		$90,722,523

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	2,468,521	$30,510,920
Flextronics International, Ltd.(1)	161,054	906,734
TE Connectivity, Ltd.	9,230	259,732

		$31,677,386

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.	136,681	$6,309,195
Halliburton Co.	1,321,851	40,342,892

Security	Shares	Value
Schlumberger, Ltd.	1,334,018	$79,680,895
Transocean, Ltd.	75,667	3,612,343

		$129,945,325

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	873,262	$71,712,276
CVS Caremark Corp.	1,409,217	47,321,507
Kroger Co. (The)	35,843	787,112
Safeway, Inc.	114,827	1,909,573
Sysco Corp.	441,438	11,433,244
Wal-Mart Stores, Inc.	1,891,173	98,151,879
Walgreen Co.	222,463	7,316,808

		$238,632,399

Food Products — 3.3%
Archer-Daniels-Midland Co.	1,490,873	$36,988,559
Campbell Soup Co.	54,780	1,773,229
ConAgra Foods, Inc.	1,631	39,503
General Mills, Inc.	40,967	1,576,000
H.J. Heinz Co.	7,500	378,600
Hershey Co. (The)	504,252	29,871,888
Kraft Foods, Inc., Class A	198,757	6,674,260
McCormick & Co., Inc.	10,600	489,296
Nestle SA	2,750,000	151,394,872
Sara Lee Corp.	1,288,899	21,073,499
Unilever NV	4,636	145,988

		$250,405,694

Health Care Equipment & Supplies — 0.9%
Bard (C.R.), Inc.	25,000	$2,188,500
Baxter International, Inc.	218,222	12,250,983
Becton, Dickinson and Co.	63,708	4,671,071
Boston Scientific Corp.(1)	36,529	215,886
CareFusion Corp.(1)	108,138	2,589,905
Covidien PLC	191,003	8,423,232
Medtronic, Inc.	422,395	14,040,410
St. Jude Medical, Inc.	66,365	2,401,749
Stryker Corp.	131,368	6,191,374
Zimmer Holdings, Inc.(1)	225,425	12,060,238

		$65,033,348

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	473,884	$17,661,657
Cardinal Health, Inc.	186,462	7,809,029
CIGNA Corp.	58,467	2,452,106
Express Scripts, Inc.(1)	281,972	10,452,702
Henry Schein, Inc.(1)	197,287	12,233,767
McKesson Corp.	2,874	208,940
Medco Health Solutions, Inc.(1)	133,872	6,277,258
PharMerica Corp.(1)	10,313	147,166
UnitedHealth Group, Inc.	83,696	3,860,059
WellPoint, Inc.	53,673	3,503,773

		$64,606,457

Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.	533,768	$16,173,170
International Game Technology	459,500	6,676,535
Interval Leisure Group, Inc.(1)	5,349	71,249
Marriott International, Inc., Class A	401,544	10,938,059
McDonald’s Corp.	846,340	74,325,579

Security	Shares	Value
Starbucks Corp.	2,360,488	$88,022,597
Yum! Brands, Inc.	210,518	10,397,484

		$206,604,673

Household Durables — 0.1%
D.R. Horton, Inc.	417,028	$3,769,933
Leggett & Platt, Inc.	263,428	5,213,240
Newell Rubbermaid, Inc.	37,838	449,137

		$9,432,310

Household Products — 2.0%
Beam, Inc.(1)	117,078	$6,331,578
Clorox Co. (The)	7,570	502,118
Colgate-Palmolive Co.	587,310	52,082,651
Kimberly-Clark Corp.	520,234	36,941,816
Procter & Gamble Co.	871,572	55,065,919

		$150,924,082

Independent Power Producers & Energy Traders — 0.0%(2)
AES Corp. (The)(1)	93,180	$909,437

		$909,437

Industrial Conglomerates — 2.0%
3M Co.	842,360	$60,473,024
Danaher Corp.	42,602	1,786,728
General Electric Co.	5,547,015	84,536,509
Tyco International, Ltd.	22,764	927,633

		$147,723,894

Insurance — 2.7%
Aegon NV ADR(1)	5,088,862	$20,609,891
Aflac, Inc.	115,848	4,048,888
Allstate Corp. (The)	60,964	1,444,237
AON Corp.	25,900	1,087,282
Berkshire Hathaway, Inc., Class A(1)	623	66,536,400
Berkshire Hathaway, Inc., Class B(1)	939,715	66,757,354
Chubb Corp.	24,930	1,495,551
Cincinnati Financial Corp.	135,528	3,568,452
Hartford Financial Services Group, Inc.	10,762	173,699
Manulife Financial Corp.	65,344	740,348
Marsh & McLennan Cos., Inc.	24,256	643,754
Progressive Corp.	1,151,311	20,447,283
Torchmark Corp.	378,718	13,202,109
Travelers Companies, Inc. (The)	76,466	3,726,188

		$204,481,436

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	40,982	$8,861,538
HSN, Inc.(1)	1	33

		$8,861,571

Internet Software & Services — 2.0%
Akamai Technologies, Inc.(1)	200,000	$3,976,000
AOL, Inc.(1)	27,060	324,720
eBay, Inc.(1)	1,260,217	37,163,799
Google, Inc., Class A(1)	209,996	108,017,743
Google, Inc., Class A(1)(3)	3,500	1,800,030
IAC/InterActiveCorp(1)	13,368	528,705
VeriSign, Inc.	14,758	422,226

		$152,233,223

IT Services — 6.7%
Accenture PLC, Class A	2,738,000	$144,237,840
Automatic Data Processing, Inc.	1,314,993	62,001,920

Security	Shares	Value
Broadridge Financial Solutions, Inc.	10,202	$205,468
Fidelity National Information Services, Inc.	63,590	1,546,509
Fiserv, Inc.(1)	41,006	2,081,875
International Business Machines Corp.	1,556,380	272,413,191
Paychex, Inc.	756,046	19,936,933
Total System Services, Inc.	32,405	548,617
Western Union Co.	54,638	835,415

		$503,807,768

Leisure Equipment & Products — 0.0%(2)
Mattel, Inc.	22,565	$584,208

		$584,208

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.(1)	445,580	$13,924,375
Thermo Fisher Scientific, Inc.(1)	18,700	946,968

		$14,871,343

Machinery — 3.3%
Caterpillar, Inc.	121,547	$8,975,031
Deere & Co.	2,623,301	169,386,546
Dover Corp.	370,952	17,286,363
Illinois Tool Works, Inc.	1,203,805	50,078,288
Parker Hannifin Corp.	30,763	1,942,068
WABCO Holdings, Inc.(1)	1,156	43,766

		$247,712,062

Media — 2.9%
CBS Corp., Class B	68,701	$1,400,126
Comcast Corp., Class A	201,884	4,219,375
Comcast Corp., Special Class A	1,732,498	35,845,384
DIRECTV, Class A(1)	20,703	874,702
Discovery Communications, Inc., Class A(1)	7,555	284,219
Discovery Communications, Inc., Class C(1)	7,555	265,558
Gannett Co., Inc.	5,643	53,778
Liberty Media Corp. - Capital, Class A(1)	5,175	342,171
Liberty Media Corp. - Starz, Series A(1)	3,022	192,078
McGraw-Hill Cos., Inc. (The)	86,290	3,537,890
News Corp., Class A	97	1,500
Omnicom Group, Inc.	112,077	4,128,917
Time Warner Cable, Inc.	94,401	5,916,111
Time Warner, Inc.	367,299	11,007,951
Viacom, Inc., Class B	49,155	1,904,265
Walt Disney Co. (The)	4,865,779	146,751,895
Washington Post Co., Class B	1,500	490,455
WPP PLC ADR	18,396	847,136

		$218,063,511

Metals & Mining — 0.3%
Alcoa, Inc.	52,760	$504,913
Freeport-McMoRan Copper & Gold, Inc.	450,000	13,702,500
Nucor Corp.	230,000	7,277,200

		$21,484,613

Multiline Retail — 0.9%
Sears Holdings Corp.(1)	410	$23,583
Target Corp.	1,335,328	65,484,485

		$65,508,068

Oil, Gas & Consumable Fuels — 7.3%
Anadarko Petroleum Corp.	1,155,968	$72,883,782
Apache Corp.	2,144,112	172,043,547
BP PLC ADR	192,668	6,949,535
Chevron Corp.	612,925	56,707,821

Security	Shares	Value
ConocoPhillips	345,197	$21,857,874
Devon Energy Corp.	568,727	31,530,225
Exxon Mobil Corp.	2,260,814	164,202,921
Hess Corp.	224,579	11,781,414
Marathon Oil Corp.	175,831	3,794,433
Marathon Petroleum Corp.	87,915	2,378,980
Murphy Oil Corp.	78,679	3,474,464
Royal Dutch Shell PLC ADR, Class A	76,110	4,682,287
Royal Dutch Shell PLC ADR, Class B	9,594	595,308
Spectra Energy Corp.	8,313	203,918
Williams Cos., Inc.	2,000	48,680

		$553,135,189

Paper & Forest Products — 0.0%(2)
Neenah Paper, Inc.	975	$13,825

		$13,825

Personal Products — 0.0%(2)
Estee Lauder Cos., Inc. (The), Class A	13,035	$1,144,994

		$1,144,994

Pharmaceuticals — 9.0%
Abbott Laboratories	3,005,521	$153,702,344
Allergan, Inc.	146,962	12,106,730
Bristol-Myers Squibb Co.	1,500,706	47,092,154
Eli Lilly & Co.	1,448,664	53,557,108
GlaxoSmithKline PLC ADR	455,612	18,812,219
Hospira, Inc.(1)	18,399	680,763
Johnson & Johnson	2,571,552	163,833,578
Merck & Co., Inc.	1,198,508	39,203,197
Novo Nordisk A/S ADR	249,848	24,864,873
Pfizer, Inc.	6,024,802	106,518,499
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	62,227,597

		$682,599,062

Real Estate Investment Trusts (REITs) — 0.0%(2)
Weyerhaeuser Co.	11,615	$180,613

		$180,613

Road & Rail — 0.2%
Norfolk Southern Corp.	24,192	$1,476,196
Union Pacific Corp.	132,257	10,801,429

		$12,277,625

Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	560,289	$17,509,031
Applied Materials, Inc.	1,065,614	11,029,105
Broadcom Corp., Class A(1)	897,422	29,875,178
Cypress Semiconductor Corp.(1)	52,742	789,548
Intel Corp.	9,341,078	199,245,194
KLA-Tencor Corp.	71,998	2,756,083
Linear Technology Corp.	123,388	3,411,678
Maxim Integrated Products, Inc.	223,099	5,204,900
NVIDIA Corp.(1)	284,500	3,556,250
Texas Instruments, Inc.	897,287	23,912,699
Xilinx, Inc.	23,107	634,056

		$297,923,722

Software — 4.0%
Activision Blizzard, Inc.	846,350	$10,071,565
Adobe Systems, Inc.(1)	409,776	9,904,286
CA, Inc.	45,408	881,369
Microsoft Corp.	3,213,430	79,982,273

Security	Shares	Value
Oracle Corp.	6,883,009	$197,817,679
Symantec Corp.(1)	163,117	2,658,807

		$301,315,979

Specialty Retail — 2.7%
Best Buy Co., Inc.	148,536	$3,460,889
Gap, Inc. (The)	89,138	1,447,601
Home Depot, Inc.	2,770,423	91,063,804
Limited Brands, Inc.	41,877	1,612,683
Lowe’s Companies, Inc.	655,831	12,683,772
Staples, Inc.	186,233	2,476,899
TJX Companies, Inc. (The)	1,701,405	94,376,935

		$207,122,583

Textiles, Apparel & Luxury Goods — 3.6%
Coach, Inc.	10,800	$559,764
Hanesbrands, Inc.(1)	198,422	4,962,534
NIKE, Inc., Class B	3,058,444	261,527,547
VF Corp.	12,000	1,458,240

		$268,508,085

Thrifts & Mortgage Finance — 0.0%(2)
Tree.com, Inc.(1)	13,436	$67,180

		$67,180

Tobacco — 0.3%
Altria Group, Inc.	164,973	$4,422,926
Philip Morris International, Inc.	254,705	15,888,498

		$20,311,424

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV ADR, Series L	61,000	$1,346,880
Sprint Nextel Corp.(1)	135,160	410,886
Vodafone Group PLC ADR	182,074	4,670,198

		$6,427,964

Total Common Stocks (identified cost $5,944,269,873)		$7,462,438,732

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Commercial Banks — 0.0%(2)
Wells Fargo & Co.	166	$0

Total Preferred Stocks (identified cost $4,929)		$0

Rights — 0.0%(2)

Security	Shares	Value
Pharmaceuticals — 0.0%(2)
Sanofi SA, Exp. 12/31/20(1)	6,984	$7,403

Total Rights (identified cost $16,440)		$7,403

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(4)	$54,067	$54,067,388

Total Short-Term Investments (identified cost $54,067,388)		$54,067,388

Total Investments — 99.6% (identified cost $5,998,358,630)		$7,516,513,523

Other Assets, Less Liabilities — 0.4%		$33,391,581

Net Assets — 100.0%		$7,549,905,104

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Amount is less than 0.05%.

(3)		Security subject to restrictions on resale.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $75,893.

At September 30, 2011, the Portfolio owned the following security (representing 0.02% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to this security. The value of this security is determined based on valuations provided by brokers when available, or if not available, it is valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of	Eligible
Common Stocks	Acquisition	for Resale	Shares	Cost	Value
Google, Inc., Class A	11/23/10	7/16/11	3,500	$4,235	$1,800,030

Total Restricted Securities				$4,235	$1,800,030

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,983,589,350

Gross unrealized appreciation	$5,542,170,514
Gross unrealized depreciation	(9,246,341)

Net unrealized appreciation	$5,532,924,173

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,015,103,824	$—		$—	$1,015,103,824
Consumer Staples	949,919,295	151,394,872		—	1,101,314,167
Energy	683,080,514	—		—	683,080,514
Financials	832,604,449	14,365,370		—	846,969,819
Health Care	992,072,193	—		—	992,072,193
Industrials	861,686,651	—		—	861,686,651
Information Technology	1,791,627,895	1,800,030		—	1,793,427,925
Materials	127,352,800	—		—	127,352,800
Telecommunication Services	36,282,709	—		—	36,282,709
Utilities	5,148,130	—		—	5,148,130

Total Common Stocks	$7,294,878,460	$167,560,272	*	$—	$7,462,438,732

Preferred Stocks	0	—		—	0
Rights	7,403	—		—	7,403
Short-Term Investments	—	54,067,388		—	54,067,388

Total Investments	$7,294,885,863	$221,627,660		$—	$7,516,513,523

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
Large-Cap Core Research Fund
September 30, 2011 (Unaudited)

Eaton Vance Large-Cap Core Research Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Large-Cap Core Research Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2011, the value of the Fund’s investment in the Portfolio was $54,092,340 and the Fund owned 28.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Core Research Portfolio
September 30, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.1%

Security	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co. (The)	44,735	$2,706,915
United Technologies Corp.	34,631	2,436,637

		$5,143,552

Auto Components — 0.7%
Johnson Controls, Inc.	52,953	$1,396,371

		$1,396,371

Beverages — 2.7%
Anheuser-Busch InBev NV ADR	18,540	$982,249
Coca-Cola Co. (The)	46,706	3,155,457
Dr Pepper Snapple Group, Inc.	25,325	982,104

		$5,119,810

Biotechnology — 1.5%
Amgen, Inc.	23,948	$1,315,943
Celgene Corp.(1)	26,087	1,615,307

		$2,931,250

Capital Markets — 1.6%
Ameriprise Financial, Inc.	21,507	$846,515
Goldman Sachs Group, Inc. (The)	11,809	1,116,541
T. Rowe Price Group, Inc.	23,988	1,145,907

		$3,108,963

Chemicals — 2.4%
Air Products and Chemicals, Inc.	10,018	$765,075
BASF SE	14,988	913,749
Celanese Corp., Class A	19,707	641,069
Ecolab, Inc.	17,422	851,762
PPG Industries, Inc.	20,228	1,429,310

		$4,600,965

Commercial Banks — 3.4%
Fifth Third Bancorp	73,991	$747,309
KeyCorp	119,749	710,112
PNC Financial Services Group, Inc.	24,272	1,169,668
SunTrust Banks, Inc.	37,132	666,519
Wells Fargo & Co.	130,191	3,140,207

		$6,433,815

Commercial Services & Supplies — 0.5%
Waste Connections, Inc.	30,368	$1,027,046

		$1,027,046

Communications Equipment — 2.1%
HTC Corp.	48,387	$1,062,428
QUALCOMM, Inc.	50,278	2,445,019
Telefonaktiebolaget LM Ericsson, Series B ADR	61,016	582,703

		$4,090,150

Computers & Peripherals — 7.2%
Apple, Inc.(1)	32,253	$12,294,199
EMC Corp.(1)	68,064	1,428,663

		$13,722,862

1

Security	Shares	Value
Construction & Engineering — 0.6%
Fluor Corp.	25,459	$1,185,116

		$1,185,116

Consumer Finance — 0.9%
American Express Co.	36,492	$1,638,491

		$1,638,491

Diversified Financial Services — 2.6%
Citigroup, Inc.	74,325	$1,904,206
JPMorgan Chase & Co.	75,397	2,270,958
Moody’s Corp.	29,150	887,618

		$5,062,782

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	69,136	$1,971,759
Verizon Communications, Inc.	70,025	2,576,920

		$4,548,679

Electric Utilities — 1.8%
American Electric Power Co., Inc.	40,042	$1,522,397
PPL Corp.	69,253	1,976,480

		$3,498,877

Energy Equipment & Services — 2.3%
Baker Hughes, Inc.	16,564	$764,594
Halliburton Co.	72,039	2,198,630
Schlumberger, Ltd.	24,815	1,482,200

		$4,445,424

Food & Staples Retailing — 2.4%
Costco Wholesale Corp.	16,308	$1,339,213
Wal-Mart Stores, Inc.	43,810	2,273,739
Walgreen Co.	30,748	1,011,302

		$4,624,254

Food Products — 1.9%
Green Mountain Coffee Roasters, Inc.(1)	11,504	$1,069,182
Kraft Foods, Inc., Class A	44,005	1,477,688
Mead Johnson Nutrition Co., Class A	15,593	1,073,266

		$3,620,136

Health Care Equipment & Supplies — 1.2%
Covidien PLC	28,096	$1,239,033
St. Jude Medical, Inc.	28,541	1,032,899

		$2,271,932

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	24,536	$914,457
Fresenius Medical Care AG & Co. KGaA ADR	13,059	881,874
UnitedHealth Group, Inc.	49,414	2,278,974

		$4,075,305

Hotels, Restaurants & Leisure — 2.1%
Carnival Corp.	28,609	$866,853
Marriott International, Inc., Class A	26,398	719,082
McDonald’s Corp.	27,531	2,417,772

		$4,003,707

Household Products — 1.8%
Church & Dwight Co., Inc.	30,340	$1,341,028
Colgate-Palmolive Co.	24,655	2,186,405

		$3,527,433

2

Security	Shares	Value
Industrial Conglomerates — 2.2%
3M Co.	14,282	$1,025,305
Danaher Corp.	33,714	1,413,965
General Electric Co.	114,763	1,748,988

		$4,188,258

Insurance — 2.8%
ACE, Ltd.	13,645	$826,887
Aflac, Inc.	27,181	949,976
AON Corp.	19,984	838,928
MetLife, Inc.	34,153	956,625
Prudential Financial, Inc.	19,400	909,084
XL Group PLC	44,177	830,528

		$5,312,028

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(1)	8,742	$1,890,283
Expedia, Inc.	30,366	781,924

		$2,672,207

Internet Software & Services — 1.8%
Google, Inc., Class A(1)	6,691	$3,441,717

		$3,441,717

IT Services — 3.5%
Accenture PLC, Class A	26,064	$1,373,052
Cognizant Technology Solutions Corp., Class A(1)	15,912	997,682
International Business Machines Corp.	14,425	2,524,808
Visa, Inc., Class A	20,510	1,758,117

		$6,653,659

Leisure Equipment & Products — 0.5%
Hasbro, Inc.	29,293	$955,245

		$955,245

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.(1)	24,624	$769,500

		$769,500

Machinery — 1.0%
Illinois Tool Works, Inc.	45,312	$1,884,979

		$1,884,979

Media — 2.9%
Comcast Corp., Class A	95,848	$2,003,223
Omnicom Group, Inc.	12,999	478,883
Time Warner, Inc.	46,583	1,396,093
Walt Disney Co. (The)	56,950	1,717,612

		$5,595,811

Metals & Mining — 1.1%
BHP Billiton, Ltd. ADR	9,958	$661,609
Cliffs Natural Resources, Inc.	10,668	545,882
Freeport-McMoRan Copper & Gold, Inc.	26,761	814,872

		$2,022,363

Multi-Utilities — 2.2%
PG&E Corp.	32,224	$1,363,397
Public Service Enterprise Group, Inc.	31,418	1,048,419
Sempra Energy	35,532	1,829,898

		$4,241,714

3

Security	Shares	Value
Multiline Retail — 0.5%
Macy’s, Inc.	36,693	$965,760

		$965,760

Oil, Gas & Consumable Fuels — 8.8%
Apache Corp.	19,980	$1,603,195
ConocoPhillips	75,086	4,754,446
EOG Resources, Inc.	22,198	1,576,280
Exxon Mobil Corp.	80,418	5,840,759
Occidental Petroleum Corp.	17,496	1,250,964
Southwestern Energy Co.(1)	53,750	1,791,487

		$16,817,131

Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	8,863	$778,526

		$778,526

Pharmaceuticals — 6.9%
Allergan, Inc.	19,498	$1,606,245
Bristol-Myers Squibb Co.	32,781	1,028,668
Johnson & Johnson	73,272	4,668,159
Pfizer, Inc.	140,506	2,484,146
Sanofi SA ADR	38,094	1,249,483
Shire PLC ADR	13,104	1,230,859
Teva Pharmaceutical Industries, Ltd. ADR	25,503	949,222

		$13,216,782

Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	9,671	$1,102,977
Boston Properties, Inc.	11,967	1,066,260
Simon Property Group, Inc.	10,309	1,133,784

		$3,303,021

Semiconductors & Semiconductor Equipment — 1.0%
Analog Devices, Inc.	39,367	$1,230,219
Micron Technology, Inc.(1)	148,026	746,051

		$1,976,270

Software — 4.1%
Activision Blizzard, Inc.	89,882	$1,069,596
Microsoft Corp.	143,617	3,574,627
Oracle Corp.	112,591	3,235,865

		$7,880,088

Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A	13,859	$853,160
Home Depot, Inc.	42,469	1,395,956
TJX Companies, Inc. (The)	16,828	933,449

		$3,182,565

Textiles, Apparel & Luxury Goods — 0.9%
NIKE, Inc., Class B	19,416	$1,660,262

		$1,660,262

Tobacco — 2.4%
Philip Morris International, Inc.	57,145	$3,564,705
Reynolds American, Inc.	27,197	1,019,344

		$4,584,049

4

Security	Shares	Value
Wireless Telecommunication Services — 1.0%
American Tower Corp., Class A(1)	34,329	$1,846,900

		$1,846,900

Total Common Stocks (identified cost $180,495,772)		$184,025,755

Short-Term Investments — 0.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$595	$594,579

Total Short-Term Investments (identified cost $594,579)		$594,579

Total Investments — 96.4% (identified cost $181,090,351)		$184,620,334

Other Assets, Less Liabilities — 3.6%		$6,837,891

Net Assets — 100.0%		$191,458,225

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $1,514.

The Portfolio did not have any open financial instruments at September 30, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$181,114,783

Gross unrealized appreciation	$17,594,968
Gross unrealized depreciation	(14,089,417)

Net unrealized appreciation	$3,505,551

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At September 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$20,431,928	$—		$—	$20,431,928
Consumer Staples	22,254,208	—		—	22,254,208
Energy	21,262,555	—		—	21,262,555
Financials	24,859,100	—		—	24,859,100
Health Care	23,264,769	—		—	23,264,769
Industrials	13,428,951	—		—	13,428,951
Information Technology	36,702,318	1,062,428		—	37,764,746
Materials	5,709,579	913,749		—	6,623,328
Telecommunication Services	6,395,579	—		—	6,395,579
Utilities	7,740,591	—		—	7,740,591

Total Common Stocks	$182,049,578	$1,976,177	*	$—	$184,025,755

Short-Term Investments	$—	$594,579		$—	$594,579

Total Investments	$182,049,578	$2,570,756		$—	$184,620,334

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Parametric Structured Commodity Strategy Fund
September 30, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Short-Term Investments — 109.5%

U.S. Treasury Obligations — 94.1%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 1/12/12(1)	$5,500	$5,499,730
U.S. Treasury Bill, 0.00%, 1/26/12(1)	1,400	1,399,899
U.S. Treasury Bill, 0.00%, 5/3/12(1)	800	799,696
U.S. Treasury Bill, 0.00%, 8/23/12(1)	9,450	9,441,268

Total U.S. Treasury Obligations (identified cost $17,140,085)		$17,140,593

Other Securities — 15.4%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$2,798	$2,797,613

Total Other Securities (identified cost $2,797,613)		$2,797,613

Total Short-Term Investments (identified cost $19,937,698)		$19,938,206

Other Assets, Less Liabilities — (9.5)%		$(1,735,998)

Net Assets — 100.0%		$18,202,208

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2011 was $638.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at September 30, 2011 were $3,609,807 or 19.8% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

1

A summary of open financial instruments at September 30, 2011 is as follows:

Total Return Swaps

					Net Unrealized
	Notional	Expiration	Fund	Fund	Appreciation
Counterparty	Amount	Date	Pays	Receives	(Depreciation)
Merrill Lynch International	$881,393	10/5/11	.23%	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	$(86,368)
Merrill Lynch International	458,933	10/5/11	.23	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	(35,114)
Merrill Lynch International	829,943	10/5/11	.23	Excess Return on S&P GSCI 1 Month Forward GasOil Index	(56,106)
Merrill Lynch International	450,136	10/5/11	.23	Excess Return on S&P GSCI 1 Month Forward Lead Index	(90,547)
Merrill Lynch International	458,920	10/5/11	.23	Excess Return on S&P GSCI 1 Month Forward Nickel Index	(82,496)
Merrill Lynch International	831,661	10/5/11	.23	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	(67,324)
Merrill Lynch International	438,572	10/5/11	.23	Excess Return on S&P GSCI 1 Month Forward Zinc Index	(76,778)
Merrill Lynch International	194,076	10/5/11	.23	Excess Return on S&P GSCI Platinum Index	(32,645)
Merrill Lynch International	212,107	10/5/11	.28	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	(32,271)
Merrill Lynch International	200,253	10/5/11	.28	Excess Return on S&P GSCI 1 Month Forward Coffee Index	(36,131)
Merrill Lynch International	347,087	10/5/11	.28	Excess Return on S&P GSCI 1 Month Forward Corn Index	(79,060)
Merrill Lynch International	230,612	10/5/11	.28	Excess Return on S&P GSCI 1 Month Forward Cotton Index	(9,192)
Merrill Lynch International	205,872	10/5/11	.28	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	7,795
Merrill Lynch International	380,991	10/5/11	.28	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	(65,086)
Merrill Lynch International	340,128	10/5/11	.28	Excess Return on S&P GSCI 1 Month Forward Sugar Index	(46,942)
Merrill Lynch International	408,810	10/5/11	.33	Excess Return on Dow-Jones UBS 3 Month Forward Soybean Oil Index	(50,054)
Merrill Lynch International	895,725	10/5/11	.38	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	(54,041)
Merrill Lynch International	830,000	12/7/11	.23	Excess Return on S&P GSCI 1 Month Forward Copper Index	(28,692)
Merrill Lynch International	575,000	12/7/11	.23	Excess Return on S&P GSCI 1 Month Forward Gold Index	9,896
Merrill Lynch International	370,000	12/7/11	.23	Excess Return on S&P GSCI 1 Month Forward Silver Index	1,308
Merrill Lynch International	335,000	12/7/11	.28	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	5,541
Merrill Lynch International	315,000	12/7/11	.28	Excess Return on S&P GSCI 1 Month Forward Wheat Index	(18,963)
Barclays Bank PLC	329,824	1/30/12	.19	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	(12,062)
Barclays Bank PLC	740,371	1/30/12	.19	Excess Return on S&P GSCI 1 Month Forward GasOil Index	(12,320)
Barclays Bank PLC	717,629	1/30/12	.19	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	(8,193)
Barclays Bank PLC	684,135	1/30/12	.20	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	(27,595)
Barclays Bank PLC	593,537	1/30/12	.20	Excess Return on S&P GSCI 1 Month Forward Copper Index	(17,475)
Barclays Bank PLC	837,176	1/30/12	.20	Excess Return on S&P GSCI 1 Month Forward Gold Index	2,579

2

					Net Unrealized
	Notional	Expiration	Fund	Fund	Appreciation
Counterparty	Amount	Date	Pays	Receives	(Depreciation)
Barclays Bank PLC	$296,706	1/30/12	.20%	Excess Return on S&P GSCI 1 Month Forward Lead Index	$(5,070)
Barclays Bank PLC	307,834	1/30/12	.20	Excess Return on S&P GSCI 1 Month Forward Nickel Index	(17,646)
Barclays Bank PLC	347,552	1/30/12	.20	Excess Return on S&P GSCI 1 Month Forward Silver Index	(5,002)
Barclays Bank PLC	313,720	1/30/12	.20	Excess Return on S&P GSCI 1 Month Forward Zinc Index	(10,727)
Barclays Bank PLC	173,939	1/30/12	.21	Excess Return on S&P GSCI Platinum Index	(1,059)
Barclays Bank PLC	168,426	1/30/12	.25	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	(5,379)
Barclays Bank PLC	168,726	1/30/12	.25	Excess Return on S&P GSCI 1 Month Forward Coffee Index	(1,644)
Barclays Bank PLC	387,597	1/30/12	.25	Excess Return on S&P GSCI 1 Month Forward Corn Index	(24,517)
Barclays Bank PLC	169,464	1/30/12	.25	Excess Return on S&P GSCI 1 Month Forward Cotton Index	(3,368)
Barclays Bank PLC	393,428	1/30/12	.25	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	4,537
Barclays Bank PLC	373,061	1/30/12	.25	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	(15,559)
Barclays Bank PLC	415,226	1/30/12	.25	Excess Return on S&P GSCI 1 Month Forward Sugar Index	(9,316)
Barclays Bank PLC	400,500	1/30/12	.25	Excess Return on S&P GSCI 1 Month Forward Wheat Index	(27,553)
Barclays Bank PLC	199,010	1/30/12	.25	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	4,222
Barclays Bank PLC	678,699	1/30/12	.30	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	(6,372)
Barclays Bank PLC	364,942	1/30/12	.35	Excess Return on Dow Jones-UBS 3 Month Forward Soybean Oil Index	(11,979)

					$(1,134,768)

At September 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to commodity risk in the normal course of pursuing its investment objectives. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including total return swaps based on a commodity index, that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

At September 30, 2011, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is commodity risk was $35,878 and $1,170,646, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$19,937,698

Gross unrealized appreciation	$871
Gross unrealized depreciation	(363)

Net unrealized appreciation	$508

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

3

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments	$—	$19,938,206	$—	$19,938,206

Total Investments	$—	$19,938,206	$—	$19,938,206

Swap Contracts	$—	$35,878	$—	$35,878

Total	$—	$19,974,084	$—	$19,974,084

Liability Description

Swap Contracts	$—	$(1,170,646)	$—	$(1,170,646)

Total	$—	$(1,170,646)	$—	$(1,170,646)

At September 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 23, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 23, 2011